Note 6 - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$75,279	$28,816	$46,463
Franchise rights	36,539	15,195	21,344
Trademarks and trade names:	22,002	11,147	10,855
Management contracts and other	16,648	15,832	816
	$150,468	$70,990	$79,478
	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$77,934	$30,684	$47,250
Franchise rights	36,785	13,706	23,079
Trademarks and trade names	22,847	10,588	12,259
Management contracts and other	12,613	12,324	289
	$150,179	$67,302	$82,877

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$2,580	20.0
Franchise rights	1,300	10.0
Trademarks and trade names	710	5.6
Management Contracts and other	4,301	11.5
	$8,891	11.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2016	$9,547
2017	8,515
2018	8,207
2019	7,900
2020	7,649